LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES (Tables)	12 Months Ended
Dec. 31, 2017
Long-term Debt, Excluding Current Maturities [Abstract]
Schedule Of Long-Term Debt
Banks and others

	Annual interest
	rate at
	December 31	December 31,
	2017	2017	2016
	%	US Dollars in thousands
Linkage terms:
U.S. dollar	5	290	448
NIS - Fix interest rate	5 – 5.6	398	142
Euro	2.17	-	13
NIS - linked to the Prime rate	P+0.9	-	2,330
		688	2,933
Less - current maturities (trade payables)		(300)	(979)

		388	1,954

Schedule Of Maturities Of Long-Term Debt (Including Capital Lease)	Minimum future payments at December 31, 2017 due under the long-term (including capital lease) debt are as follows:
Long-term loan

First year	300
Second year	294
Third year	94
Fourth year	-

688